Expense Example (USD $)	0 Months Ended
Jul. 01, 2013
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 637
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,238
Expense Example, with Redemption, 10 Years	2,117
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	715
Expense Example, with Redemption, 3 Years	997
Expense Example, with Redemption, 5 Years	1,406
Expense Example, with Redemption, 10 Years	2,387
(Prospectus - Classes A, B and C) | (Global Shareholder Yield Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	315
Expense Example, with Redemption, 3 Years	668
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,471
(Prospectus - Class I) | (Global Shareholder Yield Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	331
Expense Example, with Redemption, 5 Years	574
Expense Example, with Redemption, 10 Years	1,271
(Prospectus - Class R6) | (Global Shareholder Yield Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	2,142
Expense Example, with Redemption, 5 Years	3,972
Expense Example, with Redemption, 10 Years	7,753
(Prospectus - Class R2) | (Global Shareholder Yield Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	3,645
Expense Example, with Redemption, 5 Years	6,192
Expense Example, with Redemption, 10 Years	9,927
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	657
Expense Example, with Redemption, 3 Years	1,158
Expense Example, with Redemption, 5 Years	1,685
Expense Example, with Redemption, 10 Years	3,122
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	735
Expense Example, with Redemption, 3 Years	1,291
Expense Example, with Redemption, 5 Years	1,967
Expense Example, with Redemption, 10 Years	3,549
(Prospectus - Classes A, B and C) | (International Allocation Portfolio) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	335
Expense Example, with Redemption, 3 Years	918
Expense Example, with Redemption, 5 Years	1,625
Expense Example, with Redemption, 10 Years	3,503
(Prospectus - Class I) | (International Allocation Portfolio) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	1,297
Expense Example, with Redemption, 5 Years	2,450
Expense Example, with Redemption, 10 Years	5,265
(Prospectus - Classes A, B and C) | (International Core Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	653
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,317
Expense Example, with Redemption, 10 Years	2,284
(Prospectus - Classes A, B and C) | (International Core Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,149
Expense Example, with Redemption, 5 Years	1,692
Expense Example, with Redemption, 10 Years	2,892
(Prospectus - Classes A, B and C) | (International Core Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	815
Expense Example, with Redemption, 5 Years	1,423
Expense Example, with Redemption, 10 Years	3,065
(Prospectus - Class I) | (International Core Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	119
Expense Example, with Redemption, 3 Years	372
Expense Example, with Redemption, 5 Years	644
Expense Example, with Redemption, 10 Years	1,420
(Prospectus - Class R6) | (International Core Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	114
Expense Example, with Redemption, 3 Years	3,937
Expense Example, with Redemption, 5 Years	6,572
Expense Example, with Redemption, 10 Years	10,113
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	1,681
Expense Example, with Redemption, 5 Years	3,098
Expense Example, with Redemption, 10 Years	6,355
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	3,835
Expense Example, with Redemption, 5 Years	6,426
Expense Example, with Redemption, 10 Years	10,045
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	6,263
Expense Example, with Redemption, 5 Years	8,273
Expense Example, with Redemption, 10 Years	9,204
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	5,958
Expense Example, with Redemption, 5 Years	8,227
Expense Example, with Redemption, 10 Years	9,542
(Prospectus - Classes R1, R2, R3, R4 and R5) | (International Core Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	3,834
Expense Example, with Redemption, 5 Years	6,443
Expense Example, with Redemption, 10 Years	10,059
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	996
Expense Example, with Redemption, 5 Years	1,360
Expense Example, with Redemption, 10 Years	2,381
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	733
Expense Example, with Redemption, 3 Years	1,347
Expense Example, with Redemption, 5 Years	2,079
Expense Example, with Redemption, 10 Years	3,544
(Prospectus - Classes A, B and C) | (International Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	333
Expense Example, with Redemption, 3 Years	927
Expense Example, with Redemption, 5 Years	1,643
Expense Example, with Redemption, 10 Years	3,544
(Prospectus - Class I) | (International Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	694
Expense Example, with Redemption, 10 Years	1,531
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	565
Expense Example, with Redemption, 3 Years	832
Expense Example, with Redemption, 5 Years	1,120
Expense Example, with Redemption, 10 Years	1,937
(Prospectus - Classes A and C) | (Core High Yield Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	296
Expense Example, with Redemption, 3 Years	646
Expense Example, with Redemption, 5 Years	1,122
Expense Example, with Redemption, 10 Years	2,437
(Prospectus - Class I) | (Core High Yield Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	571
Expense Example, with Redemption, 10 Years	1,288
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	616
Expense Example, with Redemption, 3 Years	862
Expense Example, with Redemption, 5 Years	1,127
Expense Example, with Redemption, 10 Years	1,882
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	708
Expense Example, with Redemption, 3 Years	949
Expense Example, with Redemption, 5 Years	1,316
Expense Example, with Redemption, 10 Years	2,183
(Prospectus - Classes A, B and C) | (Disciplined Value Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	301
Expense Example, with Redemption, 3 Years	621
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,306
(Prospectus - Class I) | (Disciplined Value Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	482
Expense Example, with Redemption, 10 Years	1,073
(Prospectus - Class I2) | (Disciplined Value Fund) | Class I2
Expense Example:
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	502
Expense Example, with Redemption, 10 Years	1,125
(Prospectus - Class R6) | (Disciplined Value Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	84
Expense Example, with Redemption, 3 Years	262
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,014
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	557
Expense Example, with Redemption, 5 Years	979
Expense Example, with Redemption, 10 Years	2,156
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	134
Expense Example, with Redemption, 3 Years	824
Expense Example, with Redemption, 5 Years	1,538
Expense Example, with Redemption, 10 Years	3,434
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	657
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,656
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	464
Expense Example, with Redemption, 5 Years	842
Expense Example, with Redemption, 10 Years	1,906
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Disciplined Value Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	623
Expense Example, with Redemption, 3 Years	883
Expense Example, with Redemption, 5 Years	1,162
Expense Example, with Redemption, 10 Years	1,957
(Prospectus - Classes A and C) | (Disciplined Value Mid Cap Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	311
Expense Example, with Redemption, 3 Years	652
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,410
(Prospectus - Class I) | (Disciplined Value Mid Cap Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
(Prospectus - Class R6) | (Disciplined Value Mid Cap Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	493
Expense Example, with Redemption, 10 Years	1,096
(Prospectus - Class ADV) | (Disciplined Value Mid Cap Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	913
Expense Example, with Redemption, 5 Years	1,719
Expense Example, with Redemption, 10 Years	3,824
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	645
Expense Example, with Redemption, 5 Years	1,173
Expense Example, with Redemption, 10 Years	2,623
(Prospectus - Classes R2 and R4) | (Disciplined Value Mid Cap Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,534
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	1,565
Expense Example, with Redemption, 3 Years	4,172
Expense Example, with Redemption, 5 Years	6,208
Expense Example, with Redemption, 10 Years	9,555
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	1,557
Expense Example, with Redemption, 3 Years	4,153
Expense Example, with Redemption, 5 Years	6,186
Expense Example, with Redemption, 10 Years	9,540
(Prospectus - Classes R1, R3 and R5) | (Disciplined Value Mid Cap Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	1,505
Expense Example, with Redemption, 3 Years	4,040
Expense Example, with Redemption, 5 Years	6,052
Expense Example, with Redemption, 10 Years	9,446
(Prospectus - Class A) | (International Value Equity Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	655
Expense Example, with Redemption, 3 Years	1,057
Expense Example, with Redemption, 5 Years	1,485
Expense Example, with Redemption, 10 Years	2,671
(Prospectus - Class I) | (International Value Equity Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	131
Expense Example, with Redemption, 3 Years	576
Expense Example, with Redemption, 5 Years	1,046
Expense Example, with Redemption, 10 Years	2,348
(Prospectus - Class R6) | (International Value Equity Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	1,446
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	171
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	921
Expense Example, with Redemption, 10 Years	2,007
(Prospectus - Classes R2 and R4) | (International Value Equity Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	478
Expense Example, with Redemption, 5 Years	833
Expense Example, with Redemption, 10 Years	1,835
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	1,122
Expense Example, with Redemption, 3 Years	2,336
Expense Example, with Redemption, 5 Years	3,512
Expense Example, with Redemption, 10 Years	6,291
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	1,210
Expense Example, with Redemption, 3 Years	2,395
Expense Example, with Redemption, 5 Years	3,624
Expense Example, with Redemption, 10 Years	6,407
(Prospectus - Classes A, B and C) | (Leveraged Companies Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	819
Expense Example, with Redemption, 3 Years	2,115
Expense Example, with Redemption, 5 Years	3,446
Expense Example, with Redemption, 10 Years	6,513
(Prospectus - Class I) | (Leveraged Companies Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	624
Expense Example, with Redemption, 3 Years	1,848
Expense Example, with Redemption, 5 Years	3,041
Expense Example, with Redemption, 10 Years	5,892
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	621
Expense Example, with Redemption, 3 Years	877
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	1,936
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class B
Expense Example:
Expense Example, with Redemption, 1 Year	709
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,308
Expense Example, with Redemption, 10 Years	2,182
(Prospectus - Classes A, B and C) | (Rainier Growth Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	310
Expense Example, with Redemption, 3 Years	649
Expense Example, with Redemption, 5 Years	1,114
Expense Example, with Redemption, 10 Years	2,400
(Prospectus - Class I) | (Rainier Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
(Prospectus - Class R6) | (Rainier Growth Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	684
Expense Example, with Redemption, 10 Years	1,560
(Prospectus - Class ADV) | (Rainier Growth Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,585
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	1,394
Expense Example, with Redemption, 5 Years	2,592
Expense Example, with Redemption, 10 Years	5,487
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	3,782
Expense Example, with Redemption, 5 Years	6,368
Expense Example, with Redemption, 10 Years	10,020
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	163
Expense Example, with Redemption, 3 Years	2,989
Expense Example, with Redemption, 5 Years	5,270
Expense Example, with Redemption, 10 Years	9,226
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	2,877
Expense Example, with Redemption, 5 Years	5,126
Expense Example, with Redemption, 10 Years	9,103
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Rainier Growth Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	2,792
Expense Example, with Redemption, 5 Years	5,009
Expense Example, with Redemption, 10 Years	8,994
(Prospectus - Class T) | (Rainier Growth Fund) | Class T
Expense Example:
Expense Example, with Redemption, 1 Year	629
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	2,021
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	839
Expense Example, with Redemption, 3 Years	1,531
Expense Example, with Redemption, 5 Years	2,244
Expense Example, with Redemption, 10 Years	4,119
(Prospectus - Classes A and C) | (Small Cap Opportunities Fund) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	526
Expense Example, with Redemption, 3 Years	1,287
Expense Example, with Redemption, 5 Years	2,161
Expense Example, with Redemption, 10 Years	4,405
(Prospectus - Class I) | (Small Cap Opportunities Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	319
Expense Example, with Redemption, 3 Years	974
Expense Example, with Redemption, 5 Years	1,654
Expense Example, with Redemption, 10 Years	3,467
(Prospectus - Class A) | (Small Company Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	645
Expense Example, with Redemption, 3 Years	958
Expense Example, with Redemption, 5 Years	1,294
Expense Example, with Redemption, 10 Years	2,240
(Prospectus - Class I) | (Small Company Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,428
(Prospectus - Class R6) | (Small Company Fund) | Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	106
Expense Example, with Redemption, 3 Years	3,470
Expense Example, with Redemption, 5 Years	5,979
Expense Example, with Redemption, 10 Years	9,806
(Prospectus - Class ADV) | (Small Company Fund) | Class ADV
Expense Example:
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	1,155
Expense Example, with Redemption, 5 Years	2,176
Expense Example, with Redemption, 10 Years	4,736
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R1
Expense Example:
Expense Example, with Redemption, 1 Year	183
Expense Example, with Redemption, 3 Years	1,106
Expense Example, with Redemption, 5 Years	2,040
Expense Example, with Redemption, 10 Years	4,420
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R2
Expense Example:
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	3,763
Expense Example, with Redemption, 5 Years	6,339
Expense Example, with Redemption, 10 Years	10,005
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R3
Expense Example:
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	1,235
Expense Example, with Redemption, 5 Years	2,294
Expense Example, with Redemption, 10 Years	4,929
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R4
Expense Example:
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	3,521
Expense Example, with Redemption, 5 Years	6,035
Expense Example, with Redemption, 10 Years	9,836
(Prospectus - Classes R1, R2, R3, R4 and R5) | (Small Company Fund) | Class R5
Expense Example:
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	1,690
Expense Example, with Redemption, 5 Years	3,180
Expense Example, with Redemption, 10 Years	6,554
(Prospectus - Class A) | (Strategic Growth Fund) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	626
Expense Example, with Redemption, 3 Years	1,034
Expense Example, with Redemption, 5 Years	1,466
Expense Example, with Redemption, 10 Years	2,667
(Prospectus - Class I) | (Strategic Growth Fund) | Class I
Expense Example:
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	1,309
Expense Example, with Redemption, 5 Years	2,501
Expense Example, with Redemption, 10 Years	5,389
(Prospectus - Class NAV) | (International Core Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	105
Expense Example, with Redemption, 3 Years	328
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,259
(Prospectus - Class NAV) | (International Value Equity Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
(Prospectus - Class NAV) | (Small Company Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	325
Expense Example, with Redemption, 5 Years	563
Expense Example, with Redemption, 10 Years	1,248
(Prospectus - Class NAV) | (Core High Yield Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	460
Expense Example, with Redemption, 10 Years	1,025
(Prospectus - Class NAV) | (Disciplined Value Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
(Prospectus - Class NAV) | (Disciplined Value Mid Cap Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
(Prospectus - Class NAV) | (Rainier Growth Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
(Prospectus - Class NAV) | (Strategic Growth Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
(Prospectus - Class NAV) | (Global Shareholder Yield Fund) | Class NAV
Expense Example:
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	498
Expense Example, with Redemption, 10 Years	1,108
(Prospectus - Class 1) | (International Core Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	595
Expense Example, with Redemption, 10 Years	1,317
(Prospectus - Class 1) | (Disciplined Value Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
(Prospectus - Class 1) | (International Growth Fund) | Class 1
Expense Example:
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	650
Expense Example, with Redemption, 10 Years	$ 1,440